Equity - Non-controlling interests - Net income (Details) - EUR (€) € in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests		€ 297	€ 290	€ 271
Debit part of net income attributable to non-controlling interests.		(63)	(71)	(67)
Total part of net income attributable to non-controlling interests	€ 204	233	218	204
Sonatel [member]
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests		197	191	188
Orange Belgium [member]
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests		26	16	15
Orange Cote d'Ivoire [member]
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests		43	36	25
Jordan Telecom and subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests		11	12	12
Orange Bank [member]
Disclosure of classes of share capital [line items]
Debit part of net income attributable to non-controlling interests.		(51)	(65)	(59)
Orange Polska and subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests			€ 11
Debit part of net income attributable to non-controlling interests.		€ (3)		€ (2)